Investments	12 Months Ended
Jun. 30, 2022
Interests in other entities [Abstract]
Investments	Investments
(a)    Choom Holdings Inc. (“Choom”)

Choom is a consumer cannabis company that is developing retail networks across Canada. Choom is publicly listed on the Canadian Securities Exchange.

(i)    Convertible Debenture

Effective July 8, 2021, the Company restructured its debt with Choom by extinguishing its existing $20.0 million unsecured convertible debenture and accrued interest in exchange for: (i) 79,754,843 common shares in Choom with a fair value of $5.2 million; and (ii) a $6.0 million secured convertible debenture (“2021 Debenture”) which approximated fair value. The 2021 Debenture is secured by a second ranking security interest in all of Choom’s present and future acquired property. The 2021 Debenture bears interest at 7.0% per annum, matures on December 23, 2024, and is convertible into common shares in Choom at $0.10 per share. Additionally, the Company and Choom (i) amended the Investor Rights Agreement providing the right to nominate up to two directors to Choom’s Board of Directors and a participation right to maintain Aurora’s pro-rata ownership, and (ii) established a debt restructuring fee payable by Choom to Aurora based on products sold at Choom’s retail stores. As a result of the amendment, the $20.0 million unsecured convertible debenture with a fair value of $18.2 million and $2.1 million interest receivable was derecognized, resulting in a loss of $9.1 million recognized in other gains (losses) on the statement of comprehensive loss.

On April 22, 2022, Choom and certain of its subsidiaries obtained an order (the “Initial Order”) of the Supreme Court British Columbia providing Choom protection from their creditors pursuant to the Companies’ Creditors Act (Canada) (“CCAA”). As part of the Initial Order, the Company has agreed to advance Choom up to an aggregate of $0.8 million (“Loan”) to fund Choom’s ongoing operations and CCAA proceedings. The Loan accrues interest at a rate of 12% per annum, and matures, at the latest, on August 31, 2022. The Loan is secured against all assets of Choom and certain of its subsidiaries pursuant to the Initial Order. During the year ended June 30, 2022, the Company recorded an impairment of $0.8 million against the outstanding loan receivable.

As of June 30, 2022, the 2021 Debenture had a fair value of $0.0 million (June 30, 2021 - $18.2 million) resulting in an unrealized loss of $6.0 million for the year ended June 30, 2022 (June 30, 2021 - $2.3 million). The Company considers the probability of collection in its assessment of fair value. The fair value of the 2021 Debenture as of June 30, 2021 was estimated using the FINCAD model based on the following assumptions: closing share price of $0.08; credit spread of 14%; dividend yield of 0%; stock price volatility of 119%; and an expected life of 1.34 years.

(ii)    Common Shares and Investment in Associate

As a result of the convertible debenture amendment, the Company obtained significant influence over the management of Choom based on its 19.9% ownership interest in Choom and qualitative factors described above. The 9,859,155 common shares previously held in Choom was reclassified from marketable securities (Note 7(a)) to investment in associates (Note 8) at its fair value of $0.6 million based on the quoted market price of $0.065 per share on the amendment date.

As of June 30, 2022, the Company held 89,613,998 (June 30, 2021 - 9,859,155) common shares in Choom, representing a 19% (June 30, 2021 - 3.03%) ownership interest. During the year ended June 30, 2022, the Company assessed the carrying value of the investment against the estimated recoverable amount and as a result, recognized an impairment charge of $5.5 million (year ended June 30, 2021 - $0.0 million) which has been recognized through the statement of comprehensive loss (Note 8).

(b)    Australis Capital Inc. (“ACI”)

ACI is a public company that is focused on investments and acquisitions in the cannabis space and more specifically, investment in the growing U.S. cannabis market. ACI was previously wholly-owned by Aurora and was spun-out to Aurora shareholders on September 19, 2018. As of June 30, 2022, the Company holds the following restricted back-in right warrants:

(a)22,628,751 warrants exercisable at $0.20 per share expiring September 19, 2028; and
(b)The number of warrants equal to 20% of the number of common shares issued and outstanding in ACI as of the date of exercise. The warrants are exercisable at the five-day volume weighted average trading price (“VWAP”) of ACI’s shares and have an expiration date of September 19, 2028.
Aurora is restricted from exercising the back-in right warrants unless all of ACI’s business operations in the U.S. are permitted under applicable U.S. federal and state laws and Aurora has received consent of the TSX and any other stock exchange on which Aurora may be listed, as required. As of June 30, 2022, the warrants remain un-exercisable.

As of June 30, 2022, the warrants had a fair value of $1.4 million (June 30, 2021 - $5.7 million) estimated using the Binomial model with the following assumptions: share price of $0.09 (June 30, 2021 - $0.32); risk-free interest rate of 4% (June 30, 2021 - 2%); dividend yield of 0% (June 30, 2021 - 0%); stock price volatility of 113% (June 30, 2021 - 116%); an expected life of 6.23 years (June 30, 2021 - 7.23 years); and adjusted for a probability factor of legalization of cannabis in the U.S. under federal and certain state laws. As a result, the Company recognized $4.2 million of unrealized losses on fair value during the year ended June 30, 2022 (year ended June 30, 2021 - $2.5 million) (Note 7(b)).

(c)    Radient Technologies Inc. (“Radient”)

Radient is a public company listed on the TSX Venture Exchange (“TSXV”) and is a commercial manufacturer of cannabis derivatives, formulations and products.

As of June 30, 2022, the Company held 37,643,431 shares in Radient (June 30, 2021 – 37,643,431) with a fair value of $1.1 million (June 30, 2021 - $3.0 million) resulting in an unrealized loss for the year ended June 30, 2022 of $1.9 million (year ended June 30, 2021 - $3.0 million)(Note 7(a)).

(d)    Cann Group Limited (“Cann Group”)

Cann Group is a public company listed on the Australian Stock Exchange and is licensed in Australia for research and cultivation of medical cannabis for human use.

On July 23, 2020, the Company no longer held significant influence over Cann Group as the Company’s percentage ownership interest was diluted to approximately 18%. As a result, the $17.0 million carrying value of the Company’s equity investment was derecognized from investment in associates (Note 8) and reclassified to marketable securities (Note 7(a)) at its fair value of $15.5 million, calculated based on the July 23, 2020 quoted market price of A$0.51. This resulted in the recognition of a $1.4 million loss on the deemed disposal of the investment in associate during the year ended June 30, 2021 (Note 22).

On October 9, 2020, the Company sold all of its 31,956,347 common shares held in Cann Group at A$0.20 per share for net proceeds of $5.9 million. The fair value of the Cann Group shares on October 9, 2020 was $6.0 million, which resulted in a cumulative loss of $9.5 million recognized through OCI during the year ended June 30, 2021.

(e)    Capcium Inc. (“Capcium”)

Capcium is a Montreal-based private company and is in the business of manufacturing soft-gels.

In July 2020, the Company converted its 5,371 convertible debentures held in Capcium, with a principal balance of $5.4 million and a fair value of nil, into 5,371,300 Series A preferred shares. The Series A preferred shares accrue an annual per share dividend of 8% and rank subordinate to the Series B preferred shares described below. In the event of a liquidity event, which is the occurrence of a merger, consolidation, sale, lease, transfer, exclusive license or other disposal of all or substantially all of the assets of Capcium, the Series A preferred shares shall automatically convert into a number of common stock equal to 15% of the issued and outstanding common stock on a fully diluted basis. As at June 30, 2022 and 2021, the Series A preferred shares had a nominal fair value .

During the year ended June 30, 2021, the Company subscribed for 1,851,086 Series B preferred shares of Capcium for $1.9 million. In the event of a liquidity event, Series B preferred shareholders of Capcium shall receive a cash payment equal to twice the initial investment and the Series B preferred shares shall automatically convert into a number of common stock based on the fair market value at that time. In the event of an IPO liquidity event, which is the occurrence of either a public offering or a reverse take-over, the Series B preferred shares shall automatically convert into a number of common stock based on the fair market value at that time. In conjunction with the Company’s investment, the parties amended an existing manufacturing agreement to reduce the Company’s annual minimum purchase commitment by 20.0 million capsules (Note 25(b)). As at June 30, 2022 and 2021, the Series B preferred shares had a nominal fair value resulting in an unrealized loss of $1.9 million for the year ended June 30, 2021

The Company continues to hold 8,828,662 common shares in Capcium as of June 30, 2022 (June 30, 2021 - 8,828,662) representing an 18% ownership interest based on common shares outstanding (June 30, 2021 - 18%).

(f)    Investee-B

Investee-B is a private Canadian company that cultivates, manufactures, and distributes medical cannabis products in Jamaica. As of June 30, 2022, The Company holds a $12.9 million (US $$10.0 million) (June 30, 2021 - $12.4 million (US$10.0 million)) convertible debenture in Investee-B that bears interest at 1.5% per annum, payable in cash or common shares equal to the fair value of shares at the time of issuance. The debentures are convertible into common shares of Investee-B at US $4.9585 at Aurora’s option until July 2, 2023. As part of the arrangement, Aurora has the right to: (i) participate in any future equity offerings of Investee-B to enable Aurora to maintain its percentage ownership interest, and (ii) to nominate a director to Investee-B’s Board of Directors as long as the Company owns at least a 10% interest.

As of June 30, 2022, the convertible debenture had a fair value of $14.0 million (US $10.8 million) (June 30, 2021 – $14.4 million (US $11.6 million))(Note 7(b)). The Company recognized unrealized gains of $1.0 million for the year ended June 30, 2022 (June 30, 2021 – $0.4 million
Note 7(b)). The fair value was estimated using two coupled Black-Scholes models based on the following assumptions: estimated share price of $3.71 (June 30, 2021 – $3.71); risk-free interest rate of 2.77% (June 30, 2021 – 0.29%); dividend yield of 0% (June 30, 2021 – 0%); stock price volatility of 41.93% (June 30, 2021 – 44.75%); credit spread of 1.34% (June 30, 2021 – 0.48%) and an expected life of 1.01 years (June 30, 2021 – 2.01 years). If the estimated volatility increases or decreases by 10%, the estimated fair value would increase or decrease by approximately $0.1 million (June 30, 2021 – $0.2 million). If the estimated share price increases or decreased by 10%, the estimated fair value would increase or decrease by approximately $0.2 million (June 30, 2021 – $0.3 million).

(g)    High Tide Inc. (“High Tide”)

High Tide is an Alberta based, retail focused cannabis company and is publicly listed on the TSXV.

On December 12, 2018, the Company invested $10.0 million in unsecured convertible debentures bearing an interest rate of 8.5% per annum and maturing on December 12, 2020 (the “December 2018 Debentures”). The December 2018 Debentures are convertible into common shares of High Tide at $0.75 per share at the option of the Company at any time after June 12, 2019.

On June 14, 2019, the Company invested $1.0 million in unsecured convertible debentures of High Tide bearing interest of 10.0% per annum, payable annually in advance in common shares of High Tide and maturing in two years from the date of issuance (the “June 2019 Debentures”). The June 2019 Debentures are convertible into common shares of High Tide at $0.75 per share at the option of the Company at any time after December 14, 2019. The Company also received 1,333,333 warrants, each warrant entitling the Company to acquire one common share at an exercise price of $0.85 per share for a period of two years.

On November 14, 2019, the Company invested $2.0 million in senior unsecured convertible debentures of High Tide bearing an interest rate of 10% per annum and maturing on November 14, 2021 (the “November 2019 Debentures”). The November 2019 Debentures are convertible into common shares of High Tide at $0.25 per share at the option of the Company any time after May 14, 2020. The Company also received 7,936,507 warrants, each warrant entitling the Company to acquire one common share at an exercise price of $0.50 per share for a period of two years.

On July 23, 2020, the Company entered into an amended restated secured convertible debenture (the “July 2020 Debenture”) agreement for its December 2018 Debentures. Under the terms of the amendment, the July 2020 Debenture is secured against the assets and properties of High Tide, bears no interest, are convertible into common shares of High Tide at $0.425 per share at the option of the Company at any time, and matures on January 1, 2025. The Company has also entered into a debt restructuring agreement whereby High Tide will pay a 0.5% royalty payment on all non-Aurora product revenue generated by High Tide beginning November 1, 2021, with an automatic increase of an additional 0.5% each subsequent year. Payments under the July 2020 Debentures can be offset against other obligations between Aurora and High Tide.

The conversion of the July 2020 Debenture is subject to Aurora holding no more than a 25% ownership interest in High Tide in accordance with the ownership restriction applicable to licensed producers under the Cannabis Retail Regulations in Ontario. The June 2019 Debentures and November 2019 Debentures are subject to Aurora holding no more than a 9.9% ownership interest in High Tide under the debenture agreements.

During the year ended June 30, 2021, the Company converted its $1.0 million June 2019 Debentures and $2.0 million November 2019 Debentures into 9,269,840 common shares at a weighted average conversion price of $0.42 with a fair value of $6.3 million). The Company also exercised 7,936,507 warrants held in High Tide at $0.50 per warrant with a fair value of $2.8 million or a cost of $4.0 million. Additionally, the Company sold all of its 18,650,197 common shares held in High Tide at a weighted average price of $0.64 per share for net proceeds of $11.8 million. As a result, the Company recognized a realized loss of $1.3 million through comprehensive loss during the year ended June 30, 2021. The realized loss was calculated based on the deemed cost of $13.1 million which represents the warrant exercise cost and the fair value of the derivatives on the conversion date. As of June 30, 2021, the Company held no common shares of High Tide.

The remaining 1,333,333 warrants exercisable at $0.85 per warrant expired unexercised on June 14, 2021 resulting in a nominal fair value loss during the year ended June 30, 2021.

During the year ended June 30, 2022, $1.0 million of High Tide service fees (June 30, 2021 - $0.4 million) incurred by the Company were applied against the principal outstanding under the July 2020 convertible debentures. As of June 30, 2022, the remaining July 2020 convertible debentures had a fair value of $8.4 million (June 30, 2021 – $18.7 million), resulting in an unrealized loss of $7.8 million for the year ended June 30, 2022 (June 30, 2021 – $9.3 million) net of 1.0 million in repayments (June 30, 2021 - 0.4 million). The fair value of the convertible debentures was estimated using the FINCAD model with the following assumptions: share price of $0.17 (June 30, 2021 – $0.66); credit spread of 12.6% (June 30, 2021 – 11.9%); dividend yield of 0% (June 30, 2021 – 0%); stock price volatility of 94% (June 30, 2021 – 102%) and an expected life of 2.51 years (June 30, 2021 – 3.51 years).
(i)    Investee-C

Investee-C is a privately held Licensed Producer, based in Ontario, focused on growing premium craft cannabis in Canada.

On May 19, 2021, the Company invested $2.5 million in a secured convertible debenture that matures on October 31, 2022. The debenture bears interest at 8% per annum on the outstanding principal with the first interest payable quarterly in arrears beginning September 30, 2021. The debenture is convertible into common shares of Investee-C at a 15% discount to, the first to occur of: (i) the consideration received by a holder of Investee-C common shares pursuant to a change of control, or (ii) the issuance price of Investee-C common shares pursuant to a public offering.

As of June 30, 2022, the convertible debenture had a fair value of $2.5 million (June 30, 2021 - $2.5 million) estimated using the FINCAD model with the following assumptions: interest rate volatility of 39% (June 30, 2021 - 44%); risk-free rate of 2% (June 30, 2021 - 1%); credit spread of 10% (June 30, 2021 - 7%); and an expected life of 0.34 years (June 30, 2021 - 1.34 years).